Business Combinations (Tables)	6 Months Ended
Jun. 30, 2018
Mapi Group [Member]
Schedule of summary of recognized identified assets acquired and liabilities assumed
The table following summarizes the Company’s provisional estimates of the fair values of the assets acquired and liabilities assumed:

July 27, 2017
(in thousands)
Cash	$19,649
Property, plant and equipment	4,872
Goodwill*	129,344
Intangible assets**	32,330
Accounts receivable	15,874
Unbilled revenue	6,984
Prepayments and other current assets	2,587
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(2,994)
Payments on account	(31,445)
Other liabilities	(24,952)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)

Net assets acquired	$145,776

Cash outflows	$144,131
Working capital adjustment	1,645
Total consideration	$145,776

*Goodwill represents the acquisition of an established workforce with experience in late phase commercialization, analytics, real world evidence generation and strategic regulatory services in clinical trial services for biologics, drugs and devices. Goodwill related to the business acquired is not tax deductible.
**The Company has made an initial estimate of separate intangible assets acquired of $32.3 million, being customer relationships and order book assets.  This assessment is under review and will be finalized within 12 months of the date of acquisition.

Clinical Research Management Inc.
Schedule of summary of recognized identified assets acquired and liabilities assumed
The acquisition of ClinicalRM has been accounted for as a business combination in accordance with FASB ASC 805 Business Combinations. The table following summarizes the fair values of the assets acquired and liabilities assumed:

September 15, 2016
(in thousands)
Cash	$3,168
Property, plant and equipment	939
Goodwill*	35,969
Customer lists	4,012
Order backlog	1,668
Brand	1,409
Accounts receivable	11,431
Unbilled revenue	3,868
Prepayments and other current assets	1,673
Accounts payable	(165)
Other liabilities	(5,569)
Non-current other liabilities	(7)

Net assets acquired	$58,396

Total consideration	$58,396

*Goodwill represents the acquisition of an established workforce with experience in preclinical through Phase IV support of clinical research and clinical trial services for biologics, drugs and devices. Goodwill related to the US portion of the business acquired is tax deductible.